OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2026
OPERATING SEGMENTS
Schedule of revenue, depreciation and amortization, selling and marketing expenses and operating loss per segment

	Solutions	Platform	Unallocated *	Total
For the period of six months ended June 30, 2026 (unaudited)
Subscriptions	$9,131	$—	$—	$9,131
SaaS-related professional services	434	—	—	434
Transactional Platforms fees	—	5,282	—	5,282

Total revenue	$9,565	$5,282	$—	$14,847
Depreciation and amortization	$932	$753	$—	$1,685
Selling and Marketing	$3,918	$2,287	$298	$6,503
Operating loss	$(3,034)	$(1,592)	$(5,147)	$(9,773)

For the period of six months ended June 30, 2025 (unaudited)
Subscriptions	$8,805	$—	$—	$8,805
SaaS-related professional services	822	—	—	822
Transactional Platforms fees	—	4,756	—	4,756

Total revenue	$9,627	$4,756	$—	$14,383
Depreciation and amortization	$1,007	$758	$—	$1,765
Selling and Marketing	$3,415	$3,660	$461	$7,536
Operating loss	$(2,385)	$(3,430)	$(3,380)	$(9,195)
*Unallocated includes corporate expenses, reorganization expenses and share-based compensation.
Schedule of geographic information on revenue

	Solutions	Platform	Total
For the period of six months ended June 30, 2026 (unaudited)
Europe	$4,755	$128	$4,883
Hong Kong	154	2,373	2,527
United States	3,946	1,653	5,599
Other	710	1,128	1,838
	$9,565	$5,282	$14,847

For the period of six months ended June 30, 2025 (unaudited)
Europe	$4,228	$114	$4,342
Hong Kong	161	2,250	2,411
United States	4,138	1,268	5,406
Other	1,100	1,124	2,224
	$9,627	$4,756	$14,383